UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Strategic Latin America Fund
Ticker Symbol: (SLATX)

SEMI-ANNUAL REPORT
September 30, 2013

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Strategic Latin America Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.strategiclatinamericafund.com

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 46.4%
	BRAZIL – 10.7%
$100,000	Banco BMG S.A. 6.50%, 3/14/2014	$101,125
300,000	Banco Santander Brasil S.A. 4.50%, 4/6/2015	308,250
450,000	Bertin S.A. / Bertin Finance Ltd. 10.25%, 10/5/2016	492,187
300,000	Braskem International Ltd. 9.38%, 6/1/2015	330,000
400,000	Cosipa Commercial Ltd. 8.25%, 6/14/2016	439,000
300,000	Gol Finance 7.50%, 4/3/20171	272,790
700,000	JBS S.A. 10.50%, 8/4/2016	768,250
401,000	Tam Capital, Inc. 7.38%, 4/25/20171	410,023
		3,121,625
	CHILE – 2.7%
603,233	Inversiones Alsacia S.A. 8.00%, 8/18/20181	489,523
300,000	Telefonica Moviles Chile S.A. 2.88%, 11/9/20151	306,111
		795,634
	COLOMBIA – 2.9%
300,000	AES Chivor & Cia SCA ESP 9.75%, 12/30/20141	329,625
500,000	Grupo Aval Ltd. 5.25%, 2/1/20171	517,750
		847,375
	COSTA RICA – 0.3%
100,000	Costa Rica Government International Bond 6.55%, 3/20/2014	101,650
	EL SALVADOR – 1.4%
400,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/20171	419,000
	GERMANY – 2.0%
550,000	Dresdner Bank A.G. 7.25%, 9/15/2015	586,315

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MEXICO – 22.5%
$800,000	Alestra S.A. 11.75%, 8/11/20141	$860,000
1,000,000	Cemex Finance LLC 9.50%, 12/14/20161	1,051,300
700,000	Controladora Mabe S.A. C.V. 6.50%, 12/15/20151	736,750
900,000	Credito Real S.A.B. de C.V. 10.25%, 4/14/20151	957,420
900,000	Empresas ICA S.A.B. de C.V. 8.38%, 7/24/20171	896,670
1,200,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,236,000
350,000	Grupo Elektra S.A.B. de C.V. 7.25%, 8/6/20181	352,450
3,650,000	Mexican Bonos 8.00%, 12/17/2015	302,897
200,000	TV Azteca S.A.B. de C.V. 7.50%, 5/25/20181	202,000
		6,595,487
	PERU – 3.5%
150,000	Banco de Credito del Peru 4.75%, 3/16/20161	157,500
800,000	Intercorp Retail Trust 8.88%, 11/14/20181	867,000
		1,024,500
	UNITED STATES – 0.4%
108,417	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/20141	110,043

	TOTAL CORPORATE BONDS (Cost $13,772,589)	13,601,629

Number of Shares

	COMMON STOCKS – 43.1%
	BRAZIL – 4.2%
12,000	Cia de Bebidas das Americas - ADR	460,200
115,000	Cia Siderurgica Nacional S.A. - ADR	491,050
44,500	Gol Linhas Aereas Inteligentes S.A. - ADR*	217,605

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BRAZIL (Continued)
4,000	Petroleo Brasileiro S.A. - ADR	$61,960
		1,230,815
	CHILE – 7.6%
959,154	Banco de Chile	144,172
3,600,000	Banco Santander Chile	234,936
8,000	CAP S.A.	176,452
400,000	Colbun S.A.	103,283
25,000	Enersis S.A. - ADR	401,500
44,300	Lan Airlines S.A. - ADR	668,044
16,000	Sociedad Quimica y Minera de Chile S.A. - ADR	488,800
		2,217,187
	COLOMBIA – 7.4%
105,000	Avianca Holdings S.A.	202,697
13,415	Banco Davivienda S.A.	178,183
15,000	BanColombia S.A. - ADR	863,100
150,000	Construcciones El Condor S.A.	104,260
151,177	Constructora Conconcreto S.A.	110,233
5,000	Ecopetrol S.A. - ADR	230,000
11,576	Empresa de Energia de Bogota S.A.	9,352
15,000	Grupo Argos S.A.	177,360
19,896	Grupo Nutresa S.A.	284,096
		2,159,281
	MEXICO – 12.6%
55,000	America Movil S.A.B. de C.V. - ADR	1,089,550
20,000	Arca Continental S.A.B. de C.V.	124,619
24,960	Cemex S.A.B. de C.V. - ADR*	279,053
84,910	Compartamos S.A.B. de C.V.	158,539
360,384	Desarrolladora Homex S.A.B. de C.V. - ADR*	764,014
32,000	Empresas ICA S.A.B. de C.V. - ADR*	273,280
30,600	Grupo Financiero Banorte S.A.B. de C.V. - Class O	191,064
10,000	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	138,200
70,000	Industrias Bachoco S.A.B. de C.V.	230,062
59,700	Mexichem S.A.B. de C.V.	260,200
62,100	Wal-Mart de Mexico S.A.B. de C.V.	163,298
		3,671,879
	PERU – 10.0%
120,200	Alicorp S.A.A.	384,122
134,540	BBVA Banco Continental S.A.	288,404
128,000	Cia de Minas Buenaventura S.A.A. - ADR	1,498,880

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PERU (Continued)
252,006	Corp Aceros Arequipa S.A.*	$59,721
76,800	Empresa de Distribucion Electrica de Lima Norte S.A.	121,336
358,928	Ferreyros S.A.A.	233,271
51,786	Grana y Montero S.A.	205,471
43,000	Luz del Sur SAA	142,355
96	Southern Copper Corp.	2,615
		2,936,175
	UNITED STATES – 1.3%
2,500	Citigroup, Inc.	121,275
2,500	JPMorgan Chase & Co.	129,225
3,000	MetLife, Inc.	140,850
		391,350
	TOTAL COMMON STOCKS (Cost $18,437,523)	12,606,687

	EXCHANGE TRADED FUNDS – 3.0%
	CHILE – 0.4%
2,500	iShares MSCI Chile Investable Market Index Fund	125,425

	MEXICO – 2.2%
10,000	iShares MSCI Mexico Investable Market Index Fund	638,900

	PERU – 0.4%
3,500	iShares MSCI All Peru Capped Index Fund	114,170

	TOTAL EXCHANGE TRADED FUNDS (Cost $965,467)	878,495

Principal Amount

	SHORT-TERM INVESTMENTS – 8.8%
$2,571,116	UMB Money Market Fiduciary , 0.01%	2,571,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,571,116)	2,571,116

	TOTAL INVESTMENTS – 101.3% (Cost $35,746,695)	29,657,927

	Liabilities in Excess of Other Assets – (1.3)%	(392,475)

	TOTAL NET ASSETS – 100.0%	$29,265,452

ADR – American Depositary Receipt
LLC – Limited Liability Company

* Non-income producing security.
1 Callable.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
SUMMARY OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	16.2%
Consumer Staples	6.8%
Materials	6.2%
Communications	6.1%
Industrials	4.7%
Consumer Discretionary	3.9%
Governments	1.4%
Utilities	1.1%
Total Corporate Bonds	46.4%
Common Stocks
Materials	11.7%
Financials	8.9%
Consumer Discretionary	6.3%
Consumer Staples	5.6%
Communications	3.7%
Industrials	3.2%
Utilities	2.7%
Energy	1.0%
Total Common Stocks	43.1%
Short-Term Investments	8.8%
Exchange Traded Funds	3.0%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $35,746,695)	$29,657,927
Cash	50,000
Receivables:
Dividends and interest	289,016
Prepaid expenses	2,364
Total assets	29,999,307

Liabilities:
Payables:
Investment securities purchased	575,858
Advisory fees	14,496
Distribution fees (Note 7)	6,003
Due to custodian	105,553
Auditing fees	8,774
Fund accounting fees	7,104
Transfer agent fees and expenses	6,700
Administration fees	2,775
Custody fees	2,303
Chief compliance officer fees	1,604
Trustees' fees and expenses	243
Accrued other expenses	2,442
Total liabilities	733,855

Net Assets	$29,265,452

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,254,772
Accumulated net investment income	491,389
Accumulated net realized gain on investments, securities sold short
and foreign currency transactions	608,148
Net unrealized depreciation on:
Investments	(6,088,768)
Foreign currency translations	(89)
Net Assets	$29,265,452

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$29,265,452
Shares of beneficial interest issued and outstanding	3,409,107
Redemption price	$8.58
Maximum sales charge (5.00% of offering price)*	0.45
Maximum public offering price per share	$9.03

* On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,264)	$188,907
Interest (net of foreign withholding taxes of $2,003)	439,000
Total investment income	627,907

Expenses:
Advisory fee	170,600
Distribution fees (Note 7)	38,773
Fund accounting fees	26,000
Transfer agent fees and expenses	25,961
Administration fees	19,231
Custody fees	17,139
Registration fees	12,783
Legal fees	9,114
Auditing fees	8,774
Dividends on securities sold short	6,500
Chief compliance officer fees	4,799
Shareholder reporting fees	3,713
Miscellaneous	2,991
Trustees' fees and expenses	2,492
Insurance fees	702
Interest expense	458

Total expenses	350,030
Advisory fees waived	(64,017)
Net expenses	286,013
Net investment income	341,894

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain (loss) on:
Investments	564,407
Securities sold short	(8,001)
Foreign currency transactions	(5,514)
Net realized gain	550,892
Net change in unrealized appreciation/depreciation on:
Investments	(5,173,623)
Securities sold short	43,669
Foreign currency translations	(89)
Net change in unrealized appreciation/depreciation	(5,130,043)
Net realized and unrealized loss on investments	(4,579,151)

Net Decrease in Net Assets from Operations	$(4,237,257)

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$341,894	$656,335
Net realized gain on investments, securities sold short
and foreign currency transactions	550,892	488,658
Net change in unrealized appreciation/depreciation on investments,
securities sold short and foreign currency translations	(5,130,043)	(126,304)
Net increase (decrease) in net assets resulting from operations	(4,237,257)	1,018,689

Distributions to Shareholders:
From net investment income	-	(1,028,943)
From net realized gain	-	(751,528)
Total distributions	-	(1,780,471)

Capital Transactions:
Net proceeds from shares sold	784,731	9,799,148
Reinvestment of distributions	-	1,528,232
Cost of shares redeemed1	(5,437,122)	(197,566)
Net increase (decrease) in net assets from capital transactions	(4,652,391)	11,129,814

Total increase (decrease) in net assets	(8,889,648)	10,368,032

Net Assets:
Beginning of Period	38,155,100	27,787,068
End of Period	$29,265,452	$38,155,100

Accumulated net investment income	$491,389	$149,495

Capital Share Transactions:
Shares sold	85,418	985,098
Shares reinvested	-	157,064
Shares redeemed	(576,714)	(20,314)
Net increase (decrease) in capital share transactions	(491,296)	1,121,848

1 Net of redemption fees of $55, and $1,671, respectively.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
FINANCIAL HIGHLIGHTS
Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Period May 3, 2010* through March 31, 2011
Net asset value, beginning of period	$9.78	$10.00	$10.28	$10.00
Income from Investment Operations:
Net investment income1	0.10	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	(1.30)	0.18	(0.08)	0.64	2
Total from investment operations	(1.20)	0.40	0.14	0.81

Less Distributions:
From net investment income	-	(0.36)	(0.05)	(0.12)
From net realized gain	-	(0.26)	(0.37)	(0.41)
Total distributions	-	(0.62)	(0.42)	(0.53)

Redemption fee proceeds	-	4	-	4	-	4	-

Net asset value, end of period	$8.58	$9.78	$10.00	$10.28

Total return 3	(12.27	)%5	4.08%	2.13%	8.11	%5

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,265	$38,155	$27,787	$27,015

Ratio of expenses to average net assets:
Before fees waived	2.26	%6	2.35%	2.35%	2.45	%6
After fees waived	1.85	%6	1.87%	1.80%	1.80	%6
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived	2.21	%6	2.28%	2.35%	2.45	%6
After fees waived	1.80	%6	1.80%	1.80%	1.80	%6

Ratio of net investment income to average net assets:
Before fees waived	1.79	%6	1.76%	1.74%	1.16	%6
After fees waived	2.20	%6	2.24%	2.29%	1.81	%6
Ratio of net investment income to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived	1.84	%6	1.83%	1.74%	1.16	%6
After fees waived	2.25	%6	2.31%	2.29%	1.81	%6

Portfolio turnover rate	91	%5	142%	317%	273	%5

*	Commencement of Operations
1	Calculated based on average shares outstanding for the period.
2
The Advisor reimbursed the Fund $4,504 for losses due to trading error. As of March 31, 2011, the reimbursement amount was less than $0.01 per share. This reimbursement had no impact to the Fund's total return.

3
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included total returns would be lower.

4	Amount represents less than $0.01 per share.
5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2013 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013 (Unaudited)

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Strategic Asset Management, Ltd (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.80% of the Fund's average daily net assets until July 31, 2014.

For the six months ended September 30, 2013, the Advisor waived $64,017 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2013, the amount of these potentially recoverable expenses was $476,328.  The Advisor may recapture all or a portion of this amount no later than March 31, of the years stated below:

2014	$134,754
2015	138,154
2016	139,403
2017	64,017

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2013, are reported on the Statement of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013 (Unaudited)

Note 4 – Federal Income Taxes
At September 30, 2013, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$35,793,979

Gross unrealized appreciation	$346,801
Gross unrealized depreciation	(6,482,853)
Net unrealized depreciation on investments	$(6,136,052)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$262,951
Undistributed long-term capital gains	-
Tax accumulated earnings	$262,951

Accumulated capital and other losses	-
Unrealized depreciation	(1,015,014)
Total accumulated deficit	$(752,063)

The tax character of the distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012, were as follows:

Distributions paid from:	2013	2012
Ordinary Income	$1,780,471	$1,117,987
Net long term capital gains	-	-
Total distributions paid	$1,780,471	$1,117,987

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended September 30, 2013, the Fund received $55 in redemption fees.

Note 6 – Investment Transactions
For the six months ended September 30, 2013, purchases and sales of investments, excluding short-term investments, were $27,317,144 and $31,372,023, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC effective January 1, 2013.  Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator.

For the six months ended September 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks*	$12,606,687	$-	$-	$12,606,687
Corporate Bonds	-	13,601,629	-	13,601,629
Exchange-Traded Funds	878,495	-	-	878,495
Short-Term Investments	2,571,116	-	-	2,571,116
Total Assets	$16,056,298	$13,601,629	$-	$29,657,927

*   All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at September 30, 2013.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Line of Credit
The Fund has an uncommitted $4,000,000 line of credit with UMB Bank, n.a.  Borrowings under this arrangement bear interest at the greater of the federal funds rate plus 1.750% per annum or 2.000% per annum.  There are no borrowing activities for the six months ended September 30, 2013.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended September 30, 2013, the Fund did not enter into any forward contracts.

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Investment Advisor”) with respect to the Strategic Latin America  Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the MSCI Emerging Markets Latin America IMI Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Foreign Allocation fund category (the “Performance Universe”) and its Diversified Emerging Markets, Emerging Markets Bond, and Latin America fund categories; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its World Allocation fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was higher than the return of the MSCI Emerging Markets Latin America IMI Index but below the median returns of the funds in the Performance Peer Group (by 460 basis points) and funds in the Performance Universe (by 727 basis points).  For the three-year period, the Board noted that the materials indicated that the annualized total return of the Fund was higher than the return of the Index and the median returns of the funds in the Performance Peer Group but below the median returns of the funds in the Performance Universe (by 333 basis points).

The Board also considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were higher than the median of the Fund’s Expense Peer Group (by ten basis points) and the median of the Expense Universe (by 15 basis points).  The Board noted, however, that the Investment Advisor had waived a significant portion of its advisory fees in the year ended June 30, 2013, and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Trustees noted that the Fund was the only client of the Investment Advisor and therefore they could not compare the Fund’s advisory fee to the advisory fee charged by the Investment Advisor to other clients.  In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by seven basis points) and higher than the median expenses for the Expense Universe (by 33 basis points).  The Board noted, however, that the Fund’s asset size was significantly smaller than the average net assets of the funds in the Expense Universe.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Fund, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including its receipt of advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Strategic Latin America Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/13 to 9/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/13	9/30/13	4/1/13 – 9/30/13
Actual Performance	$1,000.00	$877.30	$8.68
Hypothetical (5% annual return before expenses)	1,000.00	1,015.82	9.32

* Expenses are equal to the Fund’s annualized expense ratio of 1.84% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page intentionally left blank

This page intentionally left blank

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Investment Advisor
Strategic Asset Management, Ltd
Calle Ayacucho No. 277
La Paz, Bolivia

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Strategic Latin America Fund	SLATX	461 418 733

Privacy Principles of the Strategic Latin America Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Strategic Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 716-7116 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 716-7116 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 716-7116. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Strategic Latin America Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (888) 716-7116

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/4/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/4/13